Trade accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Accounts Receivable, Net

	12.31.2019	12.31.2018
Foreign customers	149.6	325.7
Brazilian Air Force	7.0	21.8
Domestic customers	3.9	15.5

	160.5	363.0
Allowance for doubtful accounts	(11.1)	(45.0)
	149.4	318.0

Summary of Past Due Accounts Receivable
The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2019	12.31.2018
Current	104.2	217.0
Up to 90 days	25.6	52.6
From 91 to 180 days	10.3	13.6
More than 180 days	20.4	79.8

	160.5	363.0

Summary of Changes in Estimated Losses on Settlement
Changes in estimated credit losses year over year are shown below:

	12.31.2019	12.31.2018	12.31.2017
Beginning balance	(45.0)	(52.9)	(41.6)
Additions/Reversal	(4.4)	11.9	(12.2)
Write-off	7.5	3.6	5.2
Foreign exchange variation	0.8	(7.6)	(4.3)
Assets held for sale	30.0	—	—

Ending balance	(11.1)	(45.0)	(52.9)